Baillie Gifford EAFE Choice Fund
Baillie Gifford EAFE Choice Fund
BAILLIE GIFFORD FUNDS The EAFE Choice Fund Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
7. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Choice Fund on page 11 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford EAFE Choice Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

8. The expense tables under the section titled “Example of Expenses” for The EAFE Choice Fund on page 12 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford EAFE Choice Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	111	272	448	956
Class 2	103	247	404	861
Class 3	95	222	360	764
Class 4	93	215	349	740
Class 5	87	200	322	679

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford EAFE Choice Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	100	261	435	941
Class 2	92	236	392	845
Class 3	84	210	348	749
Class 4	82	204	337	725
Class 5	77	188	309	664

Average Annual Total Returns for Periods Ended December 31, 2014
9. The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the EAFE Choice Fund on page 14 of the Prospectus is restated in its entirety as follows:
Average Annual Returns - Baillie Gifford EAFE Choice Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
Class 2		(4.25%)	6.75%		8.03%		Dec. 17, 2009
Class 1		(4.46%)	6.56%	[2]	7.83%	[2]	Dec. 17, 2009
Class 3	[3]	(4.18%)	6.77%		8.04%		Dec. 17, 2009
Class 4	[4]	(4.25%)	6.75%		8.03%		Dec. 17, 2009
Class 5	[5]	(4.25%)	6.75%		8.03%		Dec. 17, 2009
After Taxes on Distributions | Class 2		(4.72%)	5.76%		7.03%
After Taxes on Distributions and Sale of Fund Shares | Class 2		(2.40%)	4.85%		5.88%
MSCI EAFE Index		(4.48%)	5.80%		6.20%		Dec. 17, 2009
FTSE Developed ex U.S. Index		(4.03%)	5.66%		6.11%		Dec. 17, 2009
[1]	The Fund commenced operations on December 17, 2009.
[2]	Performance for Class 1 shares prior to their date of inception (December 17, 2013) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares prior to the date Class 3 most recently recommenced investment operations (July 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.